Property, equipment and software, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Total property, equipment and software	¥ 15,580	¥ 4,296
Less: accumulated depreciation - Property, equipment	(3,283)	(3,139)
accumulated amortization - Software	(661)	(219)
Property, equipment and software, net	11,636	938
Furniture and electronic equipment
Property, Plant and Equipment [Line Items]
Total property, equipment and software	4,304	3,477
Vehicles
Property, Plant and Equipment [Line Items]
Total property, equipment and software	426	404
Software
Property, Plant and Equipment [Line Items]
Total property, equipment and software	10,850	355
Leasehold improvement
Property, Plant and Equipment [Line Items]
Total property, equipment and software	¥ 0	¥ 60